Investment Securities, Concentrations (Details) - Stockholders' Equity [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Federal National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	$ 184,850
Fair value	98,072
Federal Home Loan Mortgage Corporation [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	107,800
Fair value	$ 165,309